Related Party Transactions - Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Quanzhou Huasen [Member]
Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties [Line Items]
Accounts receivable	$ 2,332	$ 11,753
Related Party [Member]
Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties [Line Items]
Accounts receivable	$ 2,332	$ 11,753